PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31,	December 31,
	2023	2022

Furniture and fixtures	$92,821	$69,840
Leasehold improvements	42,493	30,298
Equipment	22,240	22,240
Vehicles	-	32,000
Computer software	124,702	-
	$282,256	$154,378
Less accumulated depreciation	(79,835)	(80,184)
	$202,421	$74,194

Depreciation expense on property and equipment for the years ended December 31, 2023 and 2022, were $17,429 and $22,521, respectively. In 2023 the Company sold its vehicles for a gain of $13,778 and a recovery of depreciation expense of $17,778.